Lease Liabilities - Summary of Maturity Analysis of Operating Lease Payments (Detail) - SGD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	$ 35,911	$ 32,487
Not later than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	14,550	14,664
Later than one year and not later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	$ 21,361	$ 17,823